SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 ₪ / shares	Dec. 31, 2020 ₪ / shares	Nov. 11, 2020 ₪ / shares	Jun. 30, 2019 ₪ / shares
Ordinary shares, par value | ₪ / shares					₪ 0.01	₪ 0.01	₪ 0.01	₪ 0.01
Amounts of severance payment expenses		$ 405	$ 329	$ 242
Forecast [Member]
Amounts of severance payment expenses	$ 450
Minimum [Member]
Short-term deposits annual interest rate		0.52%	0.15%
Maximum [Member]
Short-term deposits annual interest rate		0.87%	2.35%